Stock Option and bonus plans (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of Options
Shares Expired	(40,000)	(40,000)
Weighted Average Exercise Price
Shares Expired	$ 6.20	$ 6.12